Document and Entity Information	Sep. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001623715
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	IMAGO BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40604
Entity Tax Identification Number	45-4915810
Entity Address, Address Line One	329 Oyster Point Blvd.
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	529-5055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	IMGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false